Annual Fund Operating Expenses	Nov. 13, 2026
Twin Oak Short Horizon Absolute Return ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Twin Oak Active Opportunities ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.05%	[4]
Expenses (as a percentage of Assets)	1.04%

[1]	“Other Expenses” are estimated for the current fiscal year based on the Predecessor Fund’s (defined below) expenses and includes estimated interest expense.
[2]	The Trust (the “Trust”) and Twin Oak ETF Company (the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses, 12b-1 fees (if any), brokerage commissions, extraordinary items, interest or taxes) through the period ending December 31, 2027 do not exceed 0.25% of Shares. The expense limitation agreement may be terminated by the Board at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.
[3]	“Other Expenses” are estimated for the current fiscal year based on the Predecessor Fund’s (defined below) expenses.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.